Corporate Information	12 Months Ended
Dec. 31, 2022
Disclosure Of Corporate Information Explanatory [Abstract]
Corporate Information

1	Corporate Information
BioNTech SE is a limited company incorporated and domiciled in Germany. American Depositary Shares (ADS) representing BioNTech SE’s ordinary shares have been publicly traded on Nasdaq Global Select Market since October 10, 2019. The registered office is located in Mainz, Germany (An der Goldgrube 12, 55131 Mainz). BioNTech SE is registered in the commercial register B of the Mainz Local Court under the number HRB 48720. The accompanying International Financial Reporting Standards (IFRS) consolidated financial statements present the financial position and the results of operation of BioNTech SE and its subsidiaries, hereinafter also referred to as “BioNTech,” the “Group,” “we” or “us”.
Our consolidated financial statements for the year ended December 31, 2022, were authorized for issue in accordance with a resolution of the Supervisory Board on March 2
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, 2023.